Profit Before Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Other Operating Income and Expenses, Net
a.	Other operating income and expenses, net

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Rental income	$153,682	$175,373	$656,745	$21,372
Gain on disposal of property, plant and equipment	460,868	71,770	113,356	3,689
Royalty income	—	135,400	638,867	20,790
Impairment loss on non-financial assets (Notes 15 and 19)	(992,273)	(126,766)	(327,569)	(10,660)
Others	880,215	934,052	(67,071)	(2,183)

	$502,492	$1,189,829	$1,014,328	$33,008

Summary of Other Income
b.	Other income

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Interest income
Bank deposits	$520,783	$529,132	$646,407	$21,035
Contracts with customers	—	13,197	8,340	271
Government subsidies	803,049	767,918	797,612	25,956
Dividends income	150,715	289,852	278,381	9,059

	$1,474,547	$1,600,099	$1,730,740	$56,321

Summary of Other Gains, net
c.	Other gains and losses

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Net gain on financial assets mandatorily at FVTPL	$3,211,125	$1,199,065	$10,244,928	$333,385
Net loss arising on financial instruments held for trading	(3,282,973)	(2,689,070)	(6,137,183)	(199,713)
Gain on disposal of subsidiaries (Note 30)	802,753	17,340,418	—	—
Foreign exchange gains (losses), net	1,005,374	1,395,054	(2,459,474)	(80,035)
Gain recognized in bargain purchase transaction (Note 29)	—	33,114	—	—
Impairment loss on investments accounted for using the equity method (Note 14)	—	—	(61,206)	(1,992)
Gain (loss) on disposal of investments accounted for using the equity method	91,297	(67,482)	80,317	2,614

	$1,827,576	$17,211,099	$1,667,382	$54,259

Summary of Finance Costs
d.	Finance costs

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Interest on lease liabilities	$88,026	$105,159	$134,871	$4,389
Interest on borrowings and bonds payable	3,498,999	2,790,368	3,912,526	127,319

Total interest expense for financial liabilities measured at amortized cost	3,587,025	2,895,527	4,047,397	131,708
Less: Amounts included in the cost of qualifying assets
Inventories related to real estate business	(95,589)	(71,011)	—	—
Property, plant and equipment	(54,208)	(25,581)	(58,263)	(1,896)

	3,437,228	2,798,935	3,989,134	129,812
Other finance costs	22,283	32,372	20,648	672

	$3,459,511	$2,831,307	$4,009,782	$130,484

Summary of Capitalized Borrowing Costs
Information relating to the capitalized borrowing costs was as follows:

	For the Year Ended December 31
	2020	2021	2022

Annual interest capitalization rates
Inventories related to real estate business (%)	4.20-4.75	4.20-4.35	—
Property, plant and equipment (%)	0.49-3.47	0.48-1.08	0.59-4.22

Summary of Depreciation and Amortization
e.	Depreciation and amortization

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Property, plant and equipment	$46,016,548	$48,604,160	$48,945,756	$1,592,768
Right-of-use assets	946,880	1,114,950	1,468,040	47,772
Investment properties	562,260	751,047	1,107,014	36,024
Other intangible assets	3,733,377	4,054,120	3,931,079	127,923

Total	$51,259,065	$54,524,277	$55,451,889	$1,804,487

Summary of depreciation by function
Operating costs	$44,017,839	$46,880,267	$47,894,701	$1,558,565
Operating expenses	3,507,849	3,589,890	3,626,109	117,999

	$47,525,688	$50,470,157	$51,520,810	$1,676,564

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)
Summary of amortization by function
Operating costs	$2,231,060	$2,443,870	$2,465,837	$80,242
Operating expenses	1,502,317	1,610,250	1,465,242	47,681

	$3,733,377	$4,054,120	$3,931,079	$127,923

Summary of Operating Expenses Directly Related to Investment Properties
Operating expenses directly related to investment properties

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Direct operating expenses of investment properties that generated rental income	$1,121,854	$1,422,463	$1,616,197	$52,593

Summary of Employee Benefits Expense
f.	Employee benefits expense

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Post-employment benefits
Defined contribution plans	$2,979,167	$3,489,642	$3,590,439	$116,838
Defined benefit plans	217,186	214,599	188,141	6,123

	3,196,353	3,704,241	3,778,580	122,961
Equity-settled share-based payments	955,575	699,211	989,843	32,211
Other employee benefits	76,648,412	90,412,118	98,404,937	3,202,243

	$80,800,340	$94,815,570	$103,173,360	$3,357,415

Summary of employee benefits expense by function
Operating costs	$52,526,164	$61,555,563	$65,063,705	$2,117,270
Operating expenses	28,274,176	33,260,007	38,109,655	1,240,145

	$80,800,340	$94,815,570	$103,173,360	$3,357,415

Summary of Employees' Compensation and Remuneration to Directors
g.	Employees’ compensation and the remuneration to directors
The Articles stipulates to distribute employees’ compensation and remuneration to directors at the rates of
0.01%-1.00%
and no higher than 0.75%, respectively, of net profit before income tax, employees’ compensation and remuneration to directors.

	For the Year Ended December 31
	2021		2022
	Accrual Rate (%)	Accrual Amount	Accrual Rate (%)	Accrual Amount
		NT$		NT$	US$ (Note 4)

Employees’ compensation	0.19	$121,935	0.25	$155,398	$5,057
Remuneration to directors	0.30	195,095	0.40	248,637	8,091

Summary of Appropriations of Employees' Compensation (Settled by Cash) and Remuneration to Directors
In March 2021 and 2022, the board of directors resolved the appropriations of employees’ compensation and remuneration to directors in cash for 2020 and 2021, respectively. The differences between the resolved amounts and the accrued amounts reflected in the annual consolidated financial statements for the years ended December 31, 2020 and 2021 were deemed changes in estimates. The differences were NT$818 thousand and NT$1,030 thousand (US$34 thousand) and were adjusted in net profit for each of the year
s
ended December 31, 2021 and 2022, respectively.

	For Year 2020		For Year 2021
	Employees’ compensation	Remuneration to directors	Employees’ compensation	Remuneration to directors
	NT$	NT$	NT$	NT$

Resolved by the board of directors	$54,909	$109,000	$122,000	$194,000

Recognized in the consolidated financial statements	$54,909	$109,818	$121,935	$195,095